Derivative Instruments - Derivative Interest Rate Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Derivative Instruments [Line Items]
Notional Amount	$ 580,000
Weighted average rate	3.59%
May 12, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	May 12, 2008
Maturity Date	Mar. 17, 2013
Notional Amount	60,000
Fixed Rate %	3.40%
May 19, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	May 19, 2008
Maturity Date	Mar. 17, 2013
Notional Amount	60,000
Fixed Rate %	3.40%
May 20, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	May 20, 2008
Maturity Date	Mar. 17, 2013
Notional Amount	68,000
Fixed Rate %	3.40%
November 19, 2008 [Member]
Derivative Instruments [Line Items]
Start Date	Nov. 19, 2008
Maturity Date	Nov. 29, 2013
Notional Amount	50,000
Fixed Rate %	3.30%
December 17, 2008, One [Member]
Derivative Instruments [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Mar. 17, 2013
Notional Amount	20,000
Fixed Rate %	3.40%
December 17, 2008, Two [Member]
Derivative Instruments [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Dec. 17, 2016
Notional Amount	60,000
Fixed Rate %	3.69%	[1]
December 17, 2008, Three [Member]
Derivative Instruments [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Dec. 17, 2016
Notional Amount	60,000
Fixed Rate %	3.81%	[2]
December 17, 2008, Four [Member]
Derivative Instruments [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Mar. 17, 2013
Notional Amount	45,000
Fixed Rate %	3.40%
December 17, 2008, Five [Member]
Derivative Instruments [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Dec. 17, 2016
Notional Amount	71,000
Fixed Rate %	3.71%	[2]
July 15, 2009 [Member]
Derivative Instruments [Line Items]
Start Date	Jul. 15, 2009
Maturity Date	Aug. 29, 2014
Notional Amount	41,000
Fixed Rate %	3.78%
October 29, 2010 [Member]
Derivative Instruments [Line Items]
Start Date	Oct. 29, 2010
Maturity Date	Oct. 29, 2015
Notional Amount	$ 45,000
Fixed Rate %	4.25%

[1]	The swap counterparty had a one time option to cancel the swaps in February 2013 which was not exercised
[2]	The swap counterparties had a one time option to cancel the swaps in March 2013 which was not exercised